Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
The Board has adopted a Policy and Procedures for the Granting of Equity-Based Awards (the “Equity Grant Policy”) to be followed in connection with all grants of equity-based awards (including, but not limited to, stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, and performance units) to officers, employees, and consultants under the Company’s equity plans. Pursuant to the Equity Grant Policy, it is the intent of the Company that no equity-based awards shall be backdated, nor shall the timing of the public release of material information or of an equity-based award be manipulated with the intent of benefiting an award recipient. The Equity Grant Policy generally provides for equity-based awards to be granted during open trading windows, consistent with the Company’s Insider Trading Policy, to minimize the risk of grant decisions being made while any employee or member of the Board is in possession of material, non-public information.
While the Company may grant equity-based awards at any time, the Equity Grant Policy provides that equity-based awards generally will be granted on a regularly scheduled basis. For example, annual grants of equity-based awards to the Chief Executive Officer, existing officers, employees, and consultants generally will be approved once per year at a meeting of the Board or Compensation Committee, as applicable, held in or around March each year following the Company’s filing of its annual report on Form 10-K, while discretionary grants of equity-based awards to existing officers, employees, and consultants generally will be approved in or around August each year during an open trading window under the Company’s Insider Trading Policy. Pursuant to the Equity Grant Policy, grants of equity-based awards to new hires or for promotions, retention, or for purposes other than annual or other broad-based Company-wide grants generally will be approved either at the annual March meeting of the Compensation Committee, at the same time (in or around August) that discretionary grants generally are approved, or at such other time as determined by the Board or the Compensation Committee (or the Chief Executive Officer, with respect to grants approved under delegation of authority to employees who are not executive officers).
The Company did not grant any stock options to any of our named executive officers during the 2025 fiscal year.

Award Timing Method
While the Company may grant equity-based awards at any time, the Equity Grant Policy provides that equity-based awards generally will be granted on a regularly scheduled basis. For example, annual grants of equity-based awards to the Chief Executive Officer, existing officers, employees, and consultants generally will be approved once per year at a meeting of the Board or Compensation Committee, as applicable, held in or around March each year following the Company’s filing of its annual report on Form 10-K, while discretionary grants of equity-based awards to existing officers, employees, and consultants generally will be approved in or around August each year during an open trading window under the Company’s Insider Trading Policy. Pursuant to the Equity Grant Policy, grants of equity-based awards to new hires or for promotions, retention, or for purposes other than annual or other broad-based Company-wide grants generally will be approved either at the annual March meeting of the Compensation Committee, at the same time (in or around August) that discretionary grants generally are approved, or at such other time as determined by the Board or the Compensation Committee (or the Chief Executive Officer, with respect to grants approved under delegation of authority to employees who are not executive officers).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Pursuant to the Equity Grant Policy, it is the intent of the Company that no equity-based awards shall be backdated, nor shall the timing of the public release of material information or of an equity-based award be manipulated with the intent of benefiting an award recipient. The Equity Grant Policy generally provides for equity-based awards to be granted during open trading windows, consistent with the Company’s Insider Trading Policy, to minimize the risk of grant decisions being made while any employee or member of the Board is in possession of material, non-public information.